Shareholder Report, Holdings (Details)	Oct. 31, 2024
Applied Finance Dividend Fund - Institutional Class | Omega Healthcare Investors, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Applied Finance Dividend Fund - Institutional Class | Ameriprise Financial, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Applied Finance Dividend Fund - Institutional Class | Public Service Enterprise Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Applied Finance Dividend Fund - Institutional Class | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Applied Finance Dividend Fund - Institutional Class | Home Depot, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Applied Finance Dividend Fund - Institutional Class | Huntington Bancshares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Applied Finance Dividend Fund - Institutional Class | The PNC Financial Services Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Dividend Fund - Institutional Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Applied Finance Dividend Fund - Institutional Class | Verizon Communications, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Applied Finance Dividend Fund - Institutional Class | Ingredion, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Applied Finance Dividend Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Applied Finance Dividend Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
Applied Finance Dividend Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Applied Finance Dividend Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Applied Finance Dividend Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Applied Finance Dividend Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.46%
Applied Finance Dividend Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.77%
Applied Finance Dividend Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Applied Finance Dividend Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Applied Finance Dividend Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Applied Finance Dividend Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
Applied Finance Dividend Fund - Investor Class | Omega Healthcare Investors, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Applied Finance Dividend Fund - Investor Class | Ameriprise Financial, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Applied Finance Dividend Fund - Investor Class | Public Service Enterprise Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Applied Finance Dividend Fund - Investor Class | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Applied Finance Dividend Fund - Investor Class | Home Depot, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Applied Finance Dividend Fund - Investor Class | Huntington Bancshares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Applied Finance Dividend Fund - Investor Class | The PNC Financial Services Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Applied Finance Dividend Fund - Investor Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Applied Finance Dividend Fund - Investor Class | Verizon Communications, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Applied Finance Dividend Fund - Investor Class | Ingredion, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Applied Finance Dividend Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Applied Finance Dividend Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
Applied Finance Dividend Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Applied Finance Dividend Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Applied Finance Dividend Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Applied Finance Dividend Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.46%
Applied Finance Dividend Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.77%
Applied Finance Dividend Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Applied Finance Dividend Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Applied Finance Dividend Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Applied Finance Dividend Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
Applied Finance Explorer Fund - Institutional Class | Federated Treasury Obligations Fund - Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Applied Finance Explorer Fund - Institutional Class | Sterling Infrastructure, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
Applied Finance Explorer Fund - Institutional Class | Jackson Financial, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
Applied Finance Explorer Fund - Institutional Class | Comfort Systems USA, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Applied Finance Explorer Fund - Institutional Class | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
Applied Finance Explorer Fund - Institutional Class | Enova International, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Applied Finance Explorer Fund - Institutional Class | Columbia Banking System, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Applied Finance Explorer Fund - Institutional Class | Victory Capital Holdings, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Applied Finance Explorer Fund - Institutional Class | Newmark Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Applied Finance Explorer Fund - Institutional Class | Pathward Financial, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
Applied Finance Explorer Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Applied Finance Explorer Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.24%
Applied Finance Explorer Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Applied Finance Explorer Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Applied Finance Explorer Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.75%
Applied Finance Explorer Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.03%
Applied Finance Explorer Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
Applied Finance Explorer Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
Applied Finance Explorer Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Applied Finance Explorer Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
Applied Finance Explorer Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Applied Finance Explorer Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Applied Finance Explorer Fund - Investor Class | Federated Treasury Obligations Fund - Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Applied Finance Explorer Fund - Investor Class | Sterling Infrastructure, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
Applied Finance Explorer Fund - Investor Class | Jackson Financial, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
Applied Finance Explorer Fund - Investor Class | Comfort Systems USA, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Applied Finance Explorer Fund - Investor Class | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
Applied Finance Explorer Fund - Investor Class | Enova International, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Applied Finance Explorer Fund - Investor Class | Columbia Banking System, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Applied Finance Explorer Fund - Investor Class | Victory Capital Holdings, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Applied Finance Explorer Fund - Investor Class | Newmark Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Applied Finance Explorer Fund - Investor Class | Pathward Financial, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
Applied Finance Explorer Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Applied Finance Explorer Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.24%
Applied Finance Explorer Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Applied Finance Explorer Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Applied Finance Explorer Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.75%
Applied Finance Explorer Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.03%
Applied Finance Explorer Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%
Applied Finance Explorer Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
Applied Finance Explorer Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Applied Finance Explorer Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.65%
Applied Finance Explorer Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Applied Finance Explorer Fund - Investor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Applied Finance Select Fund - Institutional Class | Verizon Communications, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Applied Finance Select Fund - Institutional Class | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Applied Finance Select Fund - Institutional Class | HP, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Applied Finance Select Fund - Institutional Class | Cisco Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Applied Finance Select Fund - Institutional Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Applied Finance Select Fund - Institutional Class | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Applied Finance Select Fund - Institutional Class | Adobe, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Applied Finance Select Fund - Institutional Class | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Applied Finance Select Fund - Institutional Class | Roper Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Applied Finance Select Fund - Institutional Class | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Applied Finance Select Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%
Applied Finance Select Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
Applied Finance Select Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
Applied Finance Select Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Applied Finance Select Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.88%
Applied Finance Select Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.27%
Applied Finance Select Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Applied Finance Select Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.28%
Applied Finance Select Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Applied Finance Select Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Applied Finance Select Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Applied Finance Select Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
Applied Finance Select Fund - Investor Class | Verizon Communications, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Applied Finance Select Fund - Investor Class | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Applied Finance Select Fund - Investor Class | HP, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
Applied Finance Select Fund - Investor Class | Cisco Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Applied Finance Select Fund - Investor Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Applied Finance Select Fund - Investor Class | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Applied Finance Select Fund - Investor Class | Adobe, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%
Applied Finance Select Fund - Investor Class | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Applied Finance Select Fund - Investor Class | Roper Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Applied Finance Select Fund - Investor Class | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Applied Finance Select Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.51%
Applied Finance Select Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.28%
Applied Finance Select Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
Applied Finance Select Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Applied Finance Select Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.88%
Applied Finance Select Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.27%
Applied Finance Select Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
Applied Finance Select Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.28%
Applied Finance Select Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Applied Finance Select Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Applied Finance Select Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Applied Finance Select Fund - Investor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%